Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)
Current assets:
Restricted cash	¥ 2,314	$ 359	¥ 5,948
Short-term investments	197,594	30,666	201,578
Accounts receivable	468,159	72,657	381,248
Prepayments and other current assets	70,549	10,949	45,462
Amounts due from related parties	0	0	2,940
Total current assets	795,803	123,506	734,983
Non-current assets:
Property and equipment, net	16,144	2,506	23,390
Intangible assets, net	129,382	20,080	111,990
Long-term investments	6,105	947	1,065
Operating lease right-of-use assets, net	8,302	1,288	32,534
Goodwill	118,724	18,426	118,724
Deferred tax assets	14,548	2,258	2,370
Other non-current assets	142,168	22,064	105,501
Total non-current assets	435,373	67,569	395,574
Total assets	1,231,176	191,075	1,130,557
Current liabilities:
Accounts payable	303,965	47,175	268,939
Accrued expenses and other current liabilities	149,176	23,150	105,744
Short-term debt	140,574	21,817	73,837
Short-term lease liabilities	5,339	829	17,707
Amounts due to related parties	18,887	2,931	0
Total current liabilities	617,941	95,902	466,227
Non-current liabilities:
Deferred tax liabilities	0	0	727
Long-term debt	5,994	930	12,972
Long-term lease liabilities	1,695	263	14,623
Other non-current liabilities	48,996	7,604	41,014
Total non-current liabilities	51,111	7,932	61,499
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB462,536 and RMB674,683 (US$104,709) as of December 31, 2020 and September 30,2021, respectively):	669,052	103,834	527,726
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash	53,156	8,250	93,007
Restricted cash	2,314	359	401
Short-term investments	36,591	5,679	34,634
Accounts receivable	468,159	72,657	381,248
Prepayments and other current assets	64,347	9,986	44,662
Amounts due from related parties	0	0	2,940
Total current assets	624,567	96,931	556,892
Non-current assets:
Property and equipment, net	15,829	2,457	23,310
Intangible assets, net	129,382	20,080	111,990
Long-term investments	6,105	947	1,065
Operating lease right-of-use assets, net	8,302	1,288	32,534
Goodwill	118,724	18,426	118,724
Deferred tax assets	13,794	2,141	2,370
Other non-current assets	142,144	22,060	105,501
Total non-current assets	434,280	67,399	395,494
Total assets	1,058,847	164,330	952,386
Current liabilities:
Accounts payable	303,965	47,175	268,939
Accrued expenses and other current liabilities	147,549	22,899	102,053
Short-term debt	140,574	21,817	73,837
Short-term lease liabilities	5,339	829	17,707
Amounts due to related parties		2,931		¥ 18,887
Total current liabilities	616,314	95,651	462,536
Non-current liabilities:
Deferred tax liabilities	0	0	727
Long-term debt	420	65	5,135
Long-term lease liabilities	1,695	263	14,623
Other non-current liabilities	48,996	7,604	41,014
Total non-current liabilities	51,111	7,932	61,499
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB462,536 and RMB674,683 (US$104,709) as of December 31, 2020 and September 30,2021, respectively):	¥ 667,425	$ 103,583	¥ 524,035